FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS - Fair value hierarchy (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Transfers out of Level 1 to Level 2	$ 0	$ 0
Transfers out of Level 2 to Level 1	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Quoted price | At fair value | USDC
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial assets at fair value	150	89	$ 99
Recent transaction price | At fair value | Investments A and B in unlisted equity instruments
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial assets at fair value			1,250
Recent transaction price | At fair value | Investments C and E in unlisted equity instruments
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial assets at fair value		11,500
Net asset value | At fair value | Investments A, B and D in unlisted equity instruments
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial assets at fair value	20,586	18,348
Net asset value | At fair value | Investment in unlisted debt instrument
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial assets at fair value	1,000	31,111
Level 1 | Quoted price | At fair value | USDC
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial assets at fair value	150	89	99
Level 3 | Recent transaction price | At fair value | Investments A and B in unlisted equity instruments
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial assets at fair value			$ 1,250
Level 3 | Recent transaction price | At fair value | Investments C and E in unlisted equity instruments
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial assets at fair value		11,500
Level 3 | Net asset value | At fair value | Investments A, B and D in unlisted equity instruments
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial assets at fair value	20,586	18,348
Level 3 | Net asset value | At fair value | Investment in unlisted debt instrument
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial assets at fair value	$ 1,000	$ 31,111